SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.5%
Argentina — 1.2%
36,266	Corp. America Airports SA*	$676,724

Brazil — 4.1%
315,300	Atacadao SA	277,132
176,600	B3 SA - Brasil Bolsa Balcao	295,007
69,100	Banco do Brasil SA	270,344
421,891	Cia Brasileira de Aluminio*	320,284
99,300	Hypera SA	290,771
253,440	Lojas Renner SA	497,211
134,240	SLC Agricola SA	380,262
		2,331,011
Chile — 3.2%
47,652	Antofagasta Plc	943,962
323,854	Cencosud SA	716,401
4,000	Sociedad Quimica y Minera de Chile SA, ADR	145,440
		1,805,803
China — 24.8%
248,800	Alibaba Group Holding Ltd.	2,633,139
53,800	Baidu, Inc., Class A*	567,408
164,398	Beijing New Building Materials Plc, Class A	682,817
347,000	China Merchants Bank Co. Ltd., Class H	1,771,220
594,000	China Overseas Land & Investment Ltd.	938,398
183,000	China Resources Beer Holdings Co. Ltd.	595,700
530,000	CSPC Pharmaceutical Group Ltd.	323,087
287,000	Flat Glass Group Co. Ltd., Class H	399,308
67,496	Midea Group Co. Ltd., Class A	695,391
101,800	Midea Group Co. Ltd.*	979,711
245,999	Ping An Insurance Group Co. of China Ltd., Series H	1,443,856
45,492	Sieyuan Electric Co. Ltd., Class A	453,027
225,000	SITC International Holdings Co. Ltd.	596,640
1,319,000	Topsports International Holdings Ltd.(a)	502,304
11,250	Trip.com Group Ltd.*	774,229
537,041	Xinyi Glass Holdings Ltd.	541,310
		13,897,545
Egypt — 0.9%
336,175	Commercial International Bank Egypt SAE, GDR	498,606

Greece — 0.9%
303,843	Alpha Services and Holdings SA	507,168

Hong Kong — 1.0%
195,900	Samsonite International SA(a)	540,229

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value

Hungary — 1.1%
11,603	OTP Bank Nyrt	$634,130

India — 11.9%
121,489	Apollo Tyres Ltd.	748,238
108,984	Axis Bank Ltd.	1,351,414
12,800	HDFC Bank Ltd., ADR	817,408
161,413	Hindalco Industries Ltd.	1,132,690
44,214	KEC International Ltd.	617,686
414,684	Redington Ltd.	967,237
30,647	Shriram Finance Ltd.	1,031,669
		6,666,342
Indonesia — 2.8%
2,184,900	Bank Negara Indonesia Persero Tbk PT	588,016
2,701,700	Mitra Adiperkasa Tbk PT	235,803
4,467,600	Telkom Indonesia Persero Tbk PT	747,814
		1,571,633
Korea — 6.3%
8,465	DB Insurance Co. Ltd.	588,151
14,065	Hana Financial Group, Inc.	538,173
2,413	Hyundai Motor Co.	342,576
30,119	Samsung Electronics Co. Ltd.	1,074,851
8,717	SK Hynix, Inc.	998,884
		3,542,635
Mexico — 2.3%
453,514	Gentera SAB de CV	522,223
73,355	Grupo Comercial Chedraui SA de CV	441,586
63,000	Regional SAB de CV	354,989
		1,318,798
Pakistan — 0.9%
785,547	Habib Bank Ltd.	491,561

Peru — 1.5%
4,550	Credicorp Ltd.	834,106

Philippines — 1.9%
32,220	Ayala Corp.	331,965
288,890	BDO Unibank, Inc.	714,648
		1,046,613

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	$0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0
		0
Saudi Arabia — 1.1%
68,790	Saudi National Bank (The)	610,423

South Africa — 8.5%
768,432	Growthpoint Properties Ltd., REIT	516,340
36,808	Mr Price Group Ltd.	573,673
119,819	MTN Group Ltd.	582,346
10,295	Naspers Ltd., Class N	2,279,905
554,914	Netcare Ltd.	438,159
583,843	Old Mutual Ltd.	388,243
		4,778,666
Taiwan — 15.5%
170,978	Chailease Holding Co. Ltd.	588,323
89,075	Innodisk Corp.	592,168
13,847	Lotes Co. Ltd.	822,762
12,536	MediaTek, Inc.	538,919
168,690	Taiwan Semiconductor Manufacturing Co. Ltd.	5,482,434
126,257	Taiwan Union Technology Corp.	653,833
		8,678,439
Thailand — 1.1%
136,700	Kasikornbank Public Co. Ltd.	622,206

Turkey — 0.8%
88,992	KOC Holding AS	449,121

United Arab Emirates — 1.3%
348,976	Aldar Properties PJSC	729,388

United Kingdom — 0.8%
115,663	Pepco Group NV*	459,961

United States — 1.1%
33,309	Laureate Education, Inc.*	609,222

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Vietnam — 2.5%
835,920	Ho Chi Minh City Development Joint Stock Commercial Bank	$835,712
350,450	Vinhomes JSC(a),*	549,337
		1,385,049
Total Common Stocks		54,685,379
(Cost $52,413,247)
Preferred Stocks — 2.1%
Brazil — 1.1%
99,200	Centrais Eletricas Brasileiras SA,, Class B, 4.31%	607,611

Colombia — 0.5%
69,461	Banco Davivienda SA, 4.61%*	279,071

Korea — 0.5%
10,005	Samsung Electronics Co. Ltd., 2.48%	297,168

Total Preferred Stocks		1,183,850
(Cost $1,800,260)
Investment Company — 0.1%
77,453	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	77,453
Total Investment Company		77,453
(Cost $77,453)
Total Investments		$55,946,682
(Cost $54,290,960) — 99.7%
Other assets in excess of liabilities — 0.3%		162,140
NET ASSETS — 100.0%		$56,108,822

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
*	Non-income producing security.
#	Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At December 31, 2024, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:
Restricted Securities
Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,300	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0
			$1,718,388	$0

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust